Inventories	12 Months Ended
Dec. 31, 2021
Schedule Of Inventories
Inventories

6. Inventories

	December 31, 2021	December 31, 2020
	$’000	$’000

Gold held on carbon	$1,669	$1,421
Materials and supplies	2,090	1,868
	$3,759	$3,289

During the year ended December 31, 2021, the net realizable value of the inventory was less than the costs incurred in establishing the gold held on carbon and the Company recorded an inventory write down of $1,103 (2020 - $Nil) (2019 - $2,368) under cost of sales.

During the year ended December 31, 2021, the Company expensed $9,927 (2020 – $8,789) (2019 - $10,890) of inventories on the consolidated statements of loss and comprehensive loss.